CONCENTRATIONS OF BUSINESS AND CREDIT RISK	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS OF BUSINESS AND CREDIT RISK
CONCENTRATIONS OF BUSINESS AND CREDIT RISK

4.CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances at its physical locations, which are not currently insured, and with various U.S. banks and credit unions with balances in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The failure of a bank or credit union where the Company has significant deposits could result in a loss of a portion of such cash balances in excess of the insured limit, which could materially and adversely affect the Company’s business, financial condition and results of operations. As of December 31, 2022 and 2021, the Company has not experienced any losses with regards to its cash balances.

The Company provides certain credit terms in the normal course of business to customers located throughout California. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information. There were two (2022) and one (2021) customer(s) for the year ended December 31, 2022 and 2021, respectively, that comprised 32% and 22%, respectively, of the Company’s revenues. As of December 31, 2022 and 2021, these same customers had a balance due to the Company of $5,240,179 and $2,403,097, respectively.